Taxes Taxes payable (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Taxes
Corporation income tax payable	$ 987,169	$ 578,445
Other tax payable	264,806	245,256
Total	$ 1,251,975	$ 823,701